Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule Of Business Combination Cash Flow Reconcilation
The following table reconciles the elements of the Business Combination to the Statement of Cash Flows and the Statement of Stockholders’ Equity (Deficit) for the year ended December 31, 2020 (amounts in thousands):

Cash - LSAC trust	$65,699
Cash - LSAC cash assumed	213
Less: transaction costs and advisory fees	(1,395)
Less: accrued transaction costs and advisory fees	(447)

Net cash contributions from Business Combination	$64,070

Details Of Shares issued Post Business Combination
The number of shares of common stock issued immediately following the consummation of the Business Combination (amounts in thousands):

LSAC’s public stockholders	6,564
LSAC’s initial stockholders	1,640
Vincera Pharma stockholders	5,500
Other	280

Total shares of common stock immediately after Business Combination	13,984